Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 911	$ 1,549	$ 1,887
Financial assets at fair value through profit or loss [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	22	17	34
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	470	959	1,585
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 419	$ 573	$ 268